UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07666

Name of Fund: BlackRock Investment Quality Municipal Income Trust (RFA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Investment Quality Municipal Income Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2010

Date of reporting period: 10/31/2009

Item 1 – Schedule of Investments

BlackRock Investment Quality Municipal Income Trust (RFA)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

California - 19.9%	Bay Area Toll Authority, RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	$195	$210,007
	California Health Facilities Financing Authority, California, RB, Catholic Healthcare West, Series A, 6.00%, 7/01/39	130	135,903
	California Health Facilities Financing Authority, RB, Cedars-Sinai Medical Center, 5.00%, 8/15/39	115	106,929
	California Health Facilities Financing Authority, RB, Saint Joseph Health System, Series A, 5.75%, 7/01/39	195	202,155
	California State Public Works Board, RB, Department General Services, Buildings 8 & 9, Series A, 6.25%, 4/01/34	300	311,217
	Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	250	262,955
	San Diego Public Facilities Financing Authority, Refunding RB, Series B, 5.50%, 8/01/39	615	653,585
	San Diego Regional Building Authority, California, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	240	247,298
	San Francisco City & County Airports Commission, Refunding RB, 2nd Series A-3, AMT, 6.75%, 5/01/19	500	529,780

			2,659,829

Colorado - 3.4%	City & County of Denver Colorado, Refunding RB, Series A, 5.25%, 11/15/36	295	293,304
	Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A, 5.50%, 7/01/34 (a)	155	157,897

			451,201

Florida - 20.8%	Arborwood Community Development District, Special Assessment, Master Infrastructure Projects, Series B, 5.10%, 5/01/14	215	152,637
	Ave Maria Stewardship Community Development District, Special Assessment, BAN, 4.80%, 11/01/12	500	371,220
	City of Boynton Beach Florida, RB (FGIC), 6.25%, 11/01/20 (b)	170	206,409
	County of Miami-Dade Florida, RB, Sub-Series B (MBIA), 5.65%, 10/01/31(c)	4,900	1,148,364
	County of Saint John’s Florida, RB, CAB (AMBAC), 5.40%, 6/01/32 (c)	1,000	270,830

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.

AGC	Assured Guaranty Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bond
BAN	Bond Anticipation Notes
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
ISD	Independent School District
MBIA	Municipal Bond Investors Assurance (National Public Finance Guaranty Corp.)
RB	Revenue Bonds
S/F	Single-Family

BlackRock Investment Quality Municipal Income Trust (RFA)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	Miami Beach Health Facilities Authority, Refunding RB, Mount Sinai Medical Center Florida, 6.75%, 11/15/21	$125	$125,782
	New River Community Development District, Special Assessment, Series B, 5.00%, 5/01/13 (d)(e)	250	113,243
	Village Center Community Development District Recreational RB, Series A (MBIA), 5.00%, 11/01/32	450	397,827

			2,786,312

Georgia - 6.9%	Metropolitan Atlanta Rapid Transit Authority, RB, 3rd Series, 5.00%, 7/01/39	350	357,514
	Municipal Electric Authority of Georgia, RB, General Resolution Projects, Sub-Series D, 6.00%, 1/01/23	500	563,250

			920,764

Illinois - 2.0%	Illinois Finance Authority, RB, Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	250	269,147

Indiana - 2.7%	Indiana Municipal Power Agency, Indiana, RB, Indiana Muni Power Agency Series B, 6.00%, 1/01/39	335	359,371

Kansas - 1.9%	Kansas Development Finance Authority, RB, Adventist Health, 5.50%, 11/15/29	250	256,590

Kentucky - 3.5%	Louisville & Jefferson County Metropolitan Government, RB, Jewish Hospital Saint Mary’s Healthcare, 6.13%, 2/01/37	215	224,666
	Louisville & Jefferson County Metropolitan Government RB, Parking Authority, Series A, 5.75%, 12/01/34	220	238,357

			463,023

Maine - 1.8%	Maine State Housing Authority, RB, Series C, AMT, 5.45%, 11/15/23	235	235,157

Massachusetts - 5.8%	Massachusetts HFA, Massachusetts, RB, Housing, Series F, AMT, 5.70%, 6/01/40	250	250,512
	Massachusetts Health & Educational Facilities Authority, RB, Tufts University, 5.38%, 8/15/38	250	267,785
	Massachusetts State College Building Authority, RB, Series A, 5.50%, 5/01/39	250	261,868

			780,165

Michigan - 6.2%	Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 6.00%, 10/15/38	250	265,090
	Michigan State Hospital Finance Authority, Refunding RB, Hospital, Henry Ford Health, 5.75%, 11/15/39 (a)	200	191,730
	Royal Oak Hospital Finance Authority, Michigan, RB, William Beaumont Hospital, 8.25%, 9/01/39	325	377,452

			834,272

Nevada - 2.0%	City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	250	272,705

New Jersey - 6.1%	New Jersey EDA, Refunding RB, New Jersey American Water Co., Series A, AMT, 5.70%, 10/01/39	175	171,133
	New Jersey EDA, Refunding RB, School Facilities Construction, Series AA, 5.50%, 12/15/29	250	269,748

BlackRock Investment Quality Municipal Income Trust (RFA)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29 (a)	$165	$169,684
	New Jersey Transportation Trust Fund Authority, New Jersey, RB, Transportation System, Series A, 5.88%, 12/15/38	190	205,521

			816,086

New York - 6.1%	New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	250	259,595
	New York State Dormitory Authority, RB, Education, Series B, 5.25%, 3/15/38	300	314,001
	Triborough Bridge & Tunnel Authority, New York, RB, General, Series A-2, 5.38%, 11/15/38	225	239,659

			813,255

North Carolina - 2.3%	North Carolina Eastern Municipal Power Agency, North Carolina, RB, Series B, 5.00%, 1/01/26	65	66,192
	North Carolina Medical Care Commission, RB, Duke University Health System, Series A, 5.00%, 6/01/42 (a)	195	191,301
	North Carolina Municipal Power Agency, RB, No. 1 Catawba, North Carolina, Series A, 5.00%, 1/01/30	50	50,436

			307,929

Ohio - 1.0%	Ohio Air Quality Development Authority, RB, Ohio Valley Electric Corp., 5.63%, 10/01/19	140	139,583

Pennsylvania - 7.3%	Pennsylvania Economic Development Financing Authority, RB, Pennsylvania, American Water Co. Project, 6.20%, 4/01/39	300	319,803
	Pennsylvania Turnpike Commission, RB, Sub-Series B, 5.25%, 6/01/39	425	422,828
	Pennsylvania Turnpike Commission, RB, Sub-Series C (AGC), 6.25%, 6/01/38	215	236,500

			979,131

Puerto Rico - 3.0%	Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 5.75%, 8/01/37	385	398,321

Texas - 6.8%	Conroe ISD, Texas, GO, School Building, Series A, 5.75%, 2/15/35	140	150,685
	Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.13%, 12/01/31	250	279,680
	Houston Texas Airport Systems, Refunding ARB, Senior Lien, Series A, 5.50%, 7/01/39	85	88,165
	Lower Colorado River Authority, Refunding RB, 5.75%, 5/15/28	120	125,903
	North Texas Tollway Authority, Refunding RB, System, First Tier, Series K-1 (AGC), 5.75%, 1/01/38	250	264,768

			909,201

Utah - 1.3%	City of Riverton Utah, RB, IHC Health Services Inc., 5.00%, 8/15/41 (a)	175	169,572

Virginia - 2.1%	Virginia Public School Authority, Virginia, RB, School Financing, 6.50%, 12/01/35	250	287,343

Wisconsin - 1.8%	Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., 5.25%, 4/01/39	245	240,666

BlackRock Investment Quality Municipal Income Trust (RFA)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Wyoming - 1.4%	County of Sweetwater, Wyoming, Refunding RB, Idaho Power Co. Project, 5.25%, 7/15/26	$180	$186,282

	Total Municipal Bonds - 116.1%		15,535,905

	Municipal Bonds Transferred to Tender Option Bond Trusts (f)

California - 12.8%	California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/39	300	316,143
	City of San Antonio, Texas, Refunding RB, Series A, 5.25%, 2/01/31	300	316,552
	Los Angeles Community College District, California, GO, 2008 Election, Series A, 6.00%, 8/01/33	699	790,634
	Los Angeles Unified School District, California, GO, Series I, 5.00%, 1/01/34	60	60,684
	University of California, RB, Series O, 5.75%, 5/15/34	210	232,237

			1,716,250

District of Columbia - 4.0%	District of Columbia, RB, Series A, 5.50%, 12/01/30	195	214,650
	District of Columbia Water & Sewer Authority, RB, Series A, 5.50%, 10/01/39	300	320,024

			534,674

Florida - 8.7%	Hillsborough County Aviation Authority, Florida, RB, Series A, AMT (AGC), 5.50%, 10/01/38	280	281,473
	Jacksonville Electric Authority, RB, River Power Park, Issue 3, Series 2, 5.00%, 10/01/37	210	210,262
	Lee County HFA, RB, Multi-County Program, Series A-2, AMT (GNMA), 6.00%, 9/01/40	420	450,593
	Manatee County HFA, RB, Series A, AMT (GNMA), 5.90%, 9/01/40	220	224,223

			1,166,551

Illinois - 5.4%	Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 7/01/38	400	452,520
	Illinois State Toll Highway Authority, RB, Series B, 5.50%, 1/01/33	250	267,224

			719,744

Nevada - 4.1%	Clark County Water Reclamation District, GO, Limited Tax, 6.00%, 7/01/38	500	548,795

New Hampshire - 1.3%	New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth College, 5.25%, 6/01/39	165	176,452

New York - 4.1%	New York City Municipal Water Finance Authority, RB, Fiscal 2009, Series A, 5.75%, 6/15/40	240	264,622
	New York City Municipal Water Finance Authority, RB, Series FF-2, 5.50%, 6/15/40	255	276,336

			540,958

South Carolina - 4.1%	South Carolina State Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 1/01/38	510	544,778

Texas - 3.1%	Harris County Cultural Education Facilities Finance Corp., RB, Hospital, Texas Children’s Hospital Project, 5.50%, 10/01/39	400	412,004

Virginia - 1.0%	Fairfax County IDA, Virginia, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	130	136,400

BlackRock Investment Quality Municipal Income Trust (RFA)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Value

Total Municipal Bonds Transferred to Tender Option Bond Trusts - 48.6%	$6,496,606

Total Investments (Cost - $21,724,641*) - 164.7%	22,032,511
Liabilities in Excess of Other Assets - (4.3)%	(573,430)
Liability for Trust Certificates, Including Interest Expense and Fees Payable - (26.2)%	(3,506,726)
Preferred Shares, at Redemption Value - (34.2)%	(4,575,528)

Net Assets Applicable to Common Shares - 100.0%	$13,376,827

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2009, as computed for federal income tax purposes, were as follows:

	Aggregate cost	$18,266,593

	Gross unrealized appreciation	$1,063,971
	Gross unrealized depreciation	(802,163)

	Net unrealized appreciation	$261,808

(a)	When-issued security.

Counterparty	Market Value	Unrealized Appreciation (Depreciation)

Citigroup Inc.	$383,031	$(2,563)
JPMorgan Chase Bank NA	$169,572	$(2,676)
Merrill Lynch & Co.	$169,684	$87
Morgan Stanley Capital Services, Inc.	$157,897	$(1,173)

(b)	Security is collateralized by Municipal or US Treasury Obligations.

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)	Non-income producing security.

(e)	Issuer filed for bankruptcy and/or is in default of interest payments.

(f)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

•	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

FFI Institutional Tax-Exempt Fund	$(100,105)	$196

BlackRock Investment Quality Municipal Income Trust (RFA)

Schedule of Investments October 31, 2009 (Unaudited)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of October 31, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	—
Level 2 - Long-Term Investments[1]	$22,032,511
Level 3	—

Total	$22,032,511

[1]	See above Schedule of Investments for values in each state or political subdivision.

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Investment Quality Municipal Income Trust

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer of
BlackRock Investment Quality Municipal Income Trust

Date: December 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Investment Quality Municipal Income Trust

Date: December 18, 2009

By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Investment Quality Municipal Income Trust

Date: December 18, 2009